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                                            File No. 33-47031

               Securities and Exchange Commission
                     Washington, D.C.  20549


                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                 Post-Effective Amendment No. 17
                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                         Amendment No.


         ALLIANCE LIMITED MATURITY GOVERNMENT FUND, INC.
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672


                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)

                Calculation of Registration Fee:


Title of                  Proposed    Maximum
Securities                Maximum     Aggregate     Amount of
Being         Amount      Offering    Offering      Registration
Registered    Registered  Price Unit* Price**       Fee

Common
Stock Par
Value
$.001         12,166,120    $9.32       $-0-            $-0-

* Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Common Stock on February 28, 1997.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company
    Act of 1940 and is based on the following:  the total amount



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    of securities redeemed or repurchased during the fiscal year ended November 30, 1996 was $117,584,804, $3,466,597 of which was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and $114,118,207 of which is being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

     X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1).
       75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

EXHIBIT:  Opinion of Seward & Kissel




































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                            SIGNATURE

    Pursuant to the requirements of the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of February, 1997.

                   ALLIANCE LIMITED MATURITY GOVERNMENT
                     FUND, INC.

                   by /s/ John D. Carifa
                      __________________________
                          John D. Carifa
                          Chairman and President

    Pursuant to the requirements of the Securities Act of l933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                Title          Date

1)  Principal Executive
    Officer


    /s/ John D. Carifa       Chairman and   February 28, 1997
    ___________________      President
        John D. Carifa

2)  Principal Financial and
    Accounting Officer


    /s/ Mark D. Gersten      Treasurer and  February 28, 1997
    ___________________      Chief Financial
        Mark D. Gersten      Officer











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00250110.AV3



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3)  All of the Directors
    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

    by /s/Edmund P. Bergan, Jr.             February 28, 1997
       ________________________
      (Attorney-in-fact)
      Edmund P. Bergan, Jr.







































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00250110.AV3



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                                  March 6, 1997


Alliance Limited Maturity Government Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Limited Maturity Government Fund, Inc., a Maryland corporation (the "Company"), in connection with the registration of an additional 12,166,120 shares of common stock, par value .001 per share, of the Company under the Securities Act of 1933, as amended (the "Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 17 to the Company's Registration Statement on Form N-1A under the Act (File No. 33-47031) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 12,166,120 additional shares of common stock of the Company being registered by Post-Effective Amendment No. 17 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of common stock authorized to be issued by the Company pursuant to its Charter) and will be fully paid and non-assessable shares of common stock of the Company under the laws of the State of Maryland (assuming that the sale price of each share is not less than the par value thereof).

         Our opinion above stated is expressed as members of the bar of the State of New York.













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Alliance Limited Maturity                        March 6, 1997
  Government Fund, Inc.


         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 17 to the Company's
Registration Statement.


                                  Very truly yours,


                                  /s/ Seward & Kissel








































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